Property, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Movement of Property, Furniture and Equipment
(a)	The movement of property, furniture and equipment and depreciation for the years ended December 31, 2019, 2018 and 2017, is as follows:

						Right-of-use-assets
Description	Land	Buildings, facilities and leasehold improvements	Furniture and equipment	Vehicles	In-transit equipment and work-in-progress	Land	Buildings and facilities	Furniture and equipment	Total 2019	Total 2018	Total 2017
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	188,093	511,908	606,803	1,420	44,375	—	—	—	1,352,599	1,313,554	1,252,023
Acquisition of Seguros Sura and Hipotecaria Sura, Note 9(b)	—	—	—	—	—	—	—	—	—	—	8,201
Effect for adoption of IFRS 16, Note 3.2.2	—	—	—	—	—	56,657	285,089	—	341,746	—	—
Additions	—	12,681	20,532	139	34,833	9,489	55,179	2,292	135,145	72,709	84,685
Transfers	—	17,997	12,494	—	(30,491)	—	—	—	—	—	—
Transfer (to) from investment property, Note 3.4(n)	—	—	—	—	—	—	—	—	—	2,251	—
Disposals, write-offs and others (d)	—	(3,280)	(25,512)	—	(232)	—	—	—	(29,024)	(35,915)	(31,355)

Balance as of December 31	188,093	539,306	614,317	1,559	48,485	66,146	340,268	2,292	1,800,466	1,352,599	1,313,554

Depreciation
Balance as of January 1	—	(283,118)	(446,053)	(903)	—	—	—	—	(730,074)	(700,915)	(662,203)
Depreciation of the year	—	(19,281)	(53,902)	(128)	—	(2,235)	(71,028)	(477)	(147,051)	(71,244)	(68,177)
Transfer from investment property, Note 3.4(n)	—	—	—	—	—	—	—	—	—	7,288	—
Disposals, write-offs and others (d)	—	3,006	24,596	—	—	—	—	—	27,602	34,797	29,465

Balance as of December 31	—	(299,393)	(475,359)	(1,031)	—	(2,235)	(71,028)	(477)	(849,523)	(730,074)	(700,915)

Net book value	188,093	239,913	138,958	528	48,485	63,911	269,240	1,815	950,943	622,525	612,639

Summary of Book Values of Lease Liabilities
(e)	The following table shows the book values of lease liabilities (included in the caption “Other accounts payable, provisions and other liabilities”; see Note 10(a) and the movement of the year:

2019
S/(000)
As of January 1, 2019 – effect of IFRS 16 adoption (see Note 3.2.2)	341,746
Additions	66,960
Interest expenses, Note 19(a)	16,568
Payments	(83,438)

As of December 31, 2019	341,836

Summary of Amortization Schedule of Lease Liabilities	As of December 31, 2019, the amortization schedule of these obligations is as follows:

2019
S/(000)
2020	60,812
2021	55,212
2022 onwards	225,812

Total	341,836

Summary of Lease Related Transactions Recognized in Income Statement
The following table shows the amounts recognized in the consolidated statement of income:

2019
S/(000)
Depreciation expenses of right-of-use assets	73,740
Interest expenses of lease liabilities, Note 19(a)	16,568
Expenses related to short term and low value assets leases (included in administrative expenses, see Note 25)	5,072

Total amount recognized in the consolidated statement of income	95,380